DEBT - Narrative (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Debt Instrument [Line Items]
Repayments of debt	$ 45,393,000
Loan draw downs	18,000,000
Net deferred charges	7,000,000.0
Current portion of long-term debt	379,312,000	$ 87,787,000
Total current assets less total current liabilities	311,900,000
Vessels and equipment, net	2,324,419,000	$ 2,340,753,000
$425.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	425,000,000.0
Current portion of long-term debt	310,200,000
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	93,750,000
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	131,790,000
$420.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	420,000,000
Ordinary debt
Debt Instrument [Line Items]
Current portion of long-term debt	69,100,000
$284 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	284,000,000
Floating Rate Debt
Debt Instrument [Line Items]
Repayments of debt	45,393,000
Loan draw downs	18,000,000
Debt instrument, face amount	420,000,000.0
Available undrawn amounts	$ 0
Number of vessels serving as security | vessel	67	67
Collateral Pledged | Floating Rate Debt
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,323,700,000	$ 2,339,900,000